VIA EDGAR

August 29, 2018

Mr. Jeffrey A. Foor

Senior Counsel

U.S. Securities and Exchange Commission

Washington, D.C. 20549

RE:	Peachtree Alternative Strategies Fund (“Fund”)

Dear Mr. Foor:

On behalf of the Fund, transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Pre-Effective Amendment No. 1 (the “Amendment”) to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”). The Amendment incorporates updates to the Registration Statement in response to your comments and makes certain additional changes.

We have also included a request for acceleration. Any assistance that you could provide in ensuring that the Fund has an effective registration statement by Thursday, August 30, 2018 would be appreciated. If you should have any questions regarding the enclosed information, please contact me directly at (207) 228-7182. Thank you.

Kind regards,

/s/ Edward C. Lawrence

Edward C. Lawrence